Segment Reporting	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting
Segment Reporting
14. Segment Reporting
The Company has one reportable segment relating to the research and development of its research programs,
JADE-001,
JADE-002
and
JADE-003.
The Company’s CODM, its
Chief Executive Officer
, manages the Company’s operations on a consolidated basis and uses consolidated net loss for the allocation of resources and the assessment of performance. Although the Company’s financial reporting package that is reviewed and approved by the CODM disaggregates significant expenses such as program-level external research and development costs, personnel costs, including stock-based compensation expense, and professional and consulting fees, all decisions made by the CODM are based upon reviewing operating metrics and performance indications at the Company-wide consolidated level and consolidated net loss. The CODM uses consolidated net loss to evaluate loss generated from the Company’s business activities in deciding how to allocate company resources and in monitoring budget versus actual results. Assets are also managed on a Company-wide consolidated basis.
The table below is a summary of the significant expenses categories regularly provided to the CODM (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Operating Expenses
JADE-001 external research and development costs (1)	$22,992
JADE-002 external research and development costs (2)	2,437
JADE-003 external research and development costs (3)	2,141
Research and development personnel-related costs (including stock-based compensation) (4)	3,509
Other research and development costs	155
General and administrative personnel-related costs (including stock-based compensation) (5)	1,714
Professional and consulting fees (6)	2,253
Other general and administrative costs (7)	337

Total operating expenses	$35,538

16. Segment Reporting
The Company has one reportable segment relating to the research and development of its programs, JADE101, JADE201, and
JADE-003.
The Company’s chief operating decision maker (“CODM”), its
Chief Executive Officer
, manages the Company’s operations on a consolidated basis and uses consolidated net loss for the allocation of resources and the assessment of performance. Although the Company’s financial reporting package that is reviewed and approved by the CODM disaggregates significant expenses such as program-level external research and development costs, personnel costs, including stock-based compensation expense, and professional and consulting fees, all decisions made by the CODM are based upon reviewing operating metrics and performance indicators at the Company-wide consolidated level and consolidated net loss. The CODM uses consolidated net loss to evaluate loss generated from the Company’s business activities in deciding how to allocate company resources and in monitoring budget versus actual results. Assets are also managed on a Company-wide consolidated basis.
The table below is a summary of the significant expenses categories regularly provided to the CODM (in thousands):

	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2025	Period June 18, 2024 (Inception) Through September 30, 2024
Operating expenses:
JADE101 external research and development costs	$6,035	$12,631	$23,051	$12,709
JADE201 external research and development costs	6,720	259	20,230	259
JADE-003 external research and development costs	1,605	301	3,264	301
Research and development personnel-related costs (including stock-based compensation)	7,060	380	16,722	380
Other research and development costs	590	10	1,313	10
General and administrative personnel-related costs (including stock-based compensation)	3,585	14	8,261	14
General and administrative professional, consulting, and other fees	1,806	1,370	5,722	1,882

Total operating expenses	$27,401	$14,965	$78,563	$15,555